Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2021
Cost Of Sales [Abstract]
Summary of cost of sales

Cost of sales are detailed as follows:

	For the years ended December 31,
(EUR thousand)	2021	2020	2019
Purchases	296,105	226,997	175,816
Change in inventories	9,193	(1,739)	(6,534)
Direct industrial labour	114,807	107,959	102,669
Indirect industrial labour	50,339	42,794	33,798
Industrial depreciation and amortization	46,258	45,296	38,497
Other costs of sales	61,813	46,554	54,272
Total Cost of sales	578,515	467,861	398,518